Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Recognition [Abstract]
Schedule of Net Sales by Geography

Net sales by geography are as follows (in millions):

	For the Years Ended December 31,
	2023	2022	2021
United States	$4,288.8	$4,012.4	$3,853.9
International	3,105.4	2,927.5	2,973.4
Total	$7,394.2	$6,939.9	$6,827.3

Schedule of Net Sales by Product Category

Net sales by product category are as follows (in millions):

	For the Years Ended December 31,
	2023	2022	2021
Knees	$3,038.4	$2,778.3	$2,647.9
Hips	1,967.2	1,894.9	1,856.1
S.E.T	1,752.6	1,696.7	1,727.8
Other	636.0	570.0	595.5
Total	$7,394.2	$6,939.9	$6,827.3